UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21775

                   OPPENHEIMER INTERNATIONAL DIVERSIFIED FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: APRIL 30

                   Date of reporting period: JANUARY 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer  International Diversified Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                            SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--93.3%
------------------------------------------------------------------------------------------------------------------------
GLOBAL/INTERNATIONAL EQUITY--84.4%
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund, Cl. Y 1                                               340,650        $   13,489,757
------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund, Cl. Y 1                                           1,130,158            26,004,944
------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund, Cl. Y 1                                      597,919            13,578,745
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Quest International Value Fund, Inc., Cl. A 1                                1,319,716            25,615,688
                                                                                                          --------------
                                                                                                              78,689,134
------------------------------------------------------------------------------------------------------------------------
GLOBAL/INTERNATIONAL FIXED INCOME--8.9%
------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y 1                                             1,401,014             8,294,006
                                                                                                          --------------
Total Investments in Affiliated Companies (Cost $83,377,561)                                                  86,983,140

                                                                                         PRINCIPAL
                                                                                            AMOUNT
------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.5%
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.30% in joint repurchase agreement (Principal
Amount/Value $781,426,000, with a maturity value of $781,521,291) with
UBS Warburg LLC, 4.39%, dated 1/31/06, to be repurchased at $2,358,288 on 2/1/06, collateralized by Federal Home Loan Mortgage Corp., 5%,
12/1/35, with a value of $799,056,396 (Cost $2,358,000)                               $  2,358,000             2,358,000
------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $85,735,561)                                                95.8%           89,341,140
------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                4.2             3,897,251
                                                                                      ----------------------------------
Net Assets                                                                                   100.0%       $   93,238,391
                                                                                      ==================================

Footnote to Statement of Investments

1. Affiliated companies. Represents ownership of an affiliated fund, at or during the period ended January 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:


                                                       SHARES          GROSS          GROSS             SHARES
                                           SEPTEMBER 27, 2005      ADDITIONS     REDUCTIONS   JANUARY 31, 2006
---------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund, Cl. Y                 --        342,399          1,749            340,650
Oppenheimer International Bond Fund, Cl. Y                 --      1,407,947          6,933          1,401,014
Oppenheimer International Growth Fund, Cl. Y               --      1,136,062          5,904          1,130,158
Oppenheimer International Small Company Fund, Cl. Y        --        600,836          2,917            597,919
Oppenheimer Quest International Value Fund, Inc., Cl. A    --      1,325,805          6,089          1,319,716

                                                                                   DIVIDEND           REALIZED
                                                                       VALUE         INCOME        GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund, Cl. Y                       $13,489,757     $  108,011            $   227
Oppenheimer International Bond Fund, Cl. Y                         8,294,006        116,599               (787)
Oppenheimer International Growth Fund, Cl. Y                      26,004,944        125,371               (808)
Oppenheimer International Small Company Fund, Cl. Y               13,578,745        173,948               (638)
Oppenheimer Quest International Value Fund, Inc., Cl. A           25,615,688        588,991             (2,727)
                                                                 ----------------------------------------------
                                                                 $86,983,140     $1,112,920            $(4,733)
                                                                 ==============================================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $85,735,561
                                                      ============

Gross unrealized appreciation                         $ 3,741,446
Gross unrealized depreciation                            (135,867)
                                                      ------------
Net unrealized appreciation                           $ 3,605,579
                                                      ============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Funds' as of the close of TheNew York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's


1                   |                 Oppenheimer International Diversified Fund

Oppenheimer  International Diversified Fund

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees- Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


2                   |                 Oppenheimer International Diversified Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Diversified Fund


By:   /S/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006


By:   /S/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: March 15, 2006